Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Financial assets and financial liabilities measured at fair value on a recurring basis
The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023.

($ in millions)
	Fair Value	2024		2023
At December 31:	Hierarchy Level	Assets (6)	Liabilities (7)	Assets (6)	Liabilities (7)
Cash equivalents (1)
Time deposits and certificates of deposit (2)	2	$6,663	N/A	$7,206	N/A
Money market funds	1	284	N/A	494	N/A
Total cash equivalents		$6,948	N/A	$7,699	N/A
Equity investments	1	—	N/A	25	N/A
Debt securities–current (2) (3)	2	644	N/A	373	N/A
Debt securities–noncurrent (2) (4)	2,3	124	N/A	8	N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	—	362	2	299
Foreign exchange contracts	2	645	294	131	275
Derivatives not designated as hedging instruments
Foreign exchange contracts (5)	2	22	43	115	19
Equity contracts	2	4	27	93	—
Total		$8,386	$726	$8,446	$593
(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3)Term deposits and U.S. treasury bills that are reported within marketable securities in the Consolidated Balance Sheet.
(4)2024 assets include a $102 million seller financing loan in connection with the divestiture of The Weather Company assets reported within investments and sundry assets in the Consolidated Balance Sheet. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(5)2023 assets include $62 million related to foreign exchange call option contracts entered into in connection with the acquisition of StreamSets and webMethods from Software AG. There were no associated derivatives outstanding at December 31, 2024. Refer to note E “Acquisitions & Divestitures” and note S, “Derivative Financial Instruments,” for additional information.
(6)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2024 were $575 million and $96 million, respectively, and at December 31, 2023 were $304 million and $37 million, respectively.
(7)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2024 were $262 million and $463 million, respectively, and at December 31, 2023 were $294 million and $299 million, respectively.
N/A–Not applicable